JPMorgan SmartRetirement 2070 Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan SmartRetirement 2070 Fund	Jun. 30, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 119
Expense Example, with Redemption, 3 Years	416
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	343
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	277
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	210
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	$ 178